Inventories, net	12 Months Ended
Dec. 31, 2021
Inventories, net
Inventories, net

5. Inventories, net

Inventories, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Finished products	—	69,332
Raw materials and semi-finished products	—	41,937
Inventories	—	111,269
Inventory provision	—	(19,457)
Inventories, net	—	91,812